Nature of Expenses - Schedule of Amortization of Intangible Assets (Details) - Amortization of Intangible Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization of Intangible Assets [Line Items]
Research and development	$ 3,203	$ 3,157	$ 2,060
Selling and marketing	1,680	1,315	878
General and administrative	22	22	231
Total amortization of intangible assets	$ 4,905	$ 4,494	$ 3,169